FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /  (a)

          or fiscal year ending:  12/31  /96   (b)

Is this a transition report?  (Y/N)  _____N

Is this an amendment to a previous filing?  (Y/N)  _______N

Those items or sub-items with a box "/" after the item number should be completed only if the answer ha changed from the previous filing on this form.



1.   A.   Registrant Name:  SEPARATE ACCOUNT VA-5 OF TRANSAMERICA
OCCIDENTAL LIFE INSURANCE CO.

     B.   File Number:  811-8158

     C.   Telephone Number:(213) 742-4454


2.   A.   Street:1150 SOUTH OLIVE STREET

     B.   City: LOS ANGELES      C. State: CA  D. Zip Code: 90015  Zip Ext:2211

     E.   Foreign Country:                   Foreign Postal Code:


3.   Is this the first filing on this form by Registrant?
     (Y/N)_________________________N

4.   Is this the last filing on this form by Registrant?
     (Y/N)_________________________N

5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)________________N
     [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?
     (Y/N)_____________________________Y
     [If answer is "Y" (Yes) complete only items 111-132.]

7.   A.   Is Registrant a series or multiple portfolio company?
     (Y/N)________________N
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________N/A




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C.   List the name of each series or portfolio and give a consecutive  number to each  series  or  portfolio  starting  with the  number  1.  USE THIS  SAME
     NUMERICAL   DESIGNATION   FOR  EACH  SERIES  OR  PORTFOLIO  IN  THE  SERIES
     INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                  Is this the last
Series                                            filing for this
Number                   Series                   series?
------------------------------------------------------------------------------

1                                                 (Y/N)



UNIT INVESTMENT TRUSTS

111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:




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113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number: 8-

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number: 8-

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


116. Family of investment companies information:

     A.   Is Registrant part of family of investment companies?  (Y/N)______

     B.   Identify the family in 10 letters:
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contract?  (Y/N)

     C.   Scheduled premium variable life contracts?  (Y/N)

     D.   Flexible premium variable life contracts?  (Y/N)

     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933________________


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period___________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________ $____

121. State the number of series for which a current prospectus was in existence at the end of the period ________ _______

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

123. State the total value of the additional units considered in answering item 122 ($000's omitted)_______ $__________N/A

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)______________ $_________________N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $____________0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)___ $______N/A

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Total          Total
                         Number of                 Assets    Distributions
                         Series              ($000's   ($000's
                         Investing       omitted)  omitted)


A.   U.S. Treasury
     direct issue__________                  $         $

B.   U.S. Government
     agency____________                 $         $

C.   State and municipal
     tax-free___________                $         $

D.   Public utility
     debt_____________                       $         $

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________                $         $

F.   All other corporate
     intermed. & long-term
     debt_________________                   $         $

G.   All other corporate
     short-term debt________                 $         $

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______               $         $

I.   Investment company
     equity securities________           N/A    $123,349         $0

J.   All other equity
     securities___________                   $         $

K.   Other securities_______                 $         $

L.   Total assets of all
     series of
     registrant_________                N/A       $123,062         $0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)N/A

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $865

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-



     This report is signed on behalf of the registrant (or depositor or trustee).



City of Los Angeles                               State of California

Date:     February 20, 1997




Name of Registrant, Depositor, or Trustee:Separate Account VA-5 of Transamerica Occidental Life Insurance Company






By:       _____________________________
          James B. Roszak
          President, Life Insurance Division and
          Chief Marketing Officer

Witness:  _____________________________
          Susan Vivino
          Paralegal



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